Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Current Liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2022	2023
	US$	US$
Other tax payables (Note 1)	519,178	68,140
Accruals for user incentive programs	944,854	426,366
Accrued expenses (Note 2)	2,210,912	1,195,426
Accrued loss contingencies relating litigation and asserted claims	209,842	244,540
Others	372,768	265,279
Total	4,257,554	2,199,751

Note 1: Other tax payables mainly consisted of value-added tax payable of US$0.4 million and US$0.04 million as of December 31, 2022 and 2023, and other taxes such as individual income tax and stamp duty tax.

Note 2: Accrued expenses mainly consisted of accrued professional service fees and other miscellaneous expenses related to marketing and operation activities.